Taxes - Analysis of tax rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Applicable tax rate	$ (104)	$ (39)	$ 98
Effect of disallowed expenditures	(13)	(10)	(20)
Effect of equity-based compensation	(13)	(7)	(5)
Effect of income taxed at reduced rates	4	1	4
Effect of tax credits and allowances	11	9	9
Effect of deductibility of a statutory expense in Switzerland	23	38	0
Effect of adjustments to contingent consideration and other liabilities	3	7	17
Effect of option payments	0	(2)	(6)
Tax effect from change in tax rate	0	(3)	10
Effect of changes in uncertain tax positions	10	(39)	(8)
Effect of 2022 APA on prior years	(37)	0	0
Tax Effect Of Nondeductible Amortization Expense, Amount	(7)	0	0
Effect of other items	(2)	(3)	(10)
Effect of prior year items	(3)	6	15
Total income tax (expense)/income	$ (128)	$ (42)	$ 104
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Applicable tax rate	22.50%	9.30%	15.40%
Effect of disallowed expenditures	2.80%	2.40%	(3.10%)
Effect of equity-based compensation	2.80%	1.70%	(0.80%)
Effect of income taxed at reduced rates	(0.90%)	(0.20%)	0.60%
Effect of tax credits and allowances	(2.40%)	(2.20%)	1.40%
Effect of deductibility of a statutory expense in Switzerland	(5.00%)	(9.10%)	0.00%
Effect of adjustments to contingent consideration and other liabilities	(0.60%)	(1.70%)	2.70%
Effect of option payments	0.00%	0.50%	(0.90%)
Effect of tax rate changes	0.00%	0.70%	1.60%
Effect of changes in uncertain tax positions	(2.20%)	9.30%	(1.30%)
Effect of 2022 APA on prior years	8.00%	0.00%	0.00%
Effect of non-deductible amortization	1.50%	0.00%	0.00%
Effect of other items	0.40%	0.70%	(1.60%)
Effect of prior year items	0.60%	(1.40%)	2.40%
Effective tax rate	27.60%	10.00%	16.40%
Effect of current year taxes	$ 64